Revenue Recognition - Summary of Contract with Customer, Contract Asset, Contract Liability, and Receivable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Capitalized Contract Cost [Line Items]
Trade receivables, net	$ 2,350,000	$ 961,370	$ 327,301
Unbilled receivables	222,000	582,000
Deferred revenue - current	$ (1,108,000)	(984,976)	(491,827)	$ (2,151,683)
Rigetti Holdings Inc [Member]
Capitalized Contract Cost [Line Items]
Unbilled receivables		581,170	152,073
Deferred revenue - current		$ (984,976)	$ (491,827)